Document and Entity Information	Aug. 06, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity File Number	001-13988
Entity Registrant Name	ADTALEM GLOBAL EDUCATION INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3150143
Entity Address, Address Line One	500 West Monroe
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	3
Local Phone Number	651-1
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000730464
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE
Chicago Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	CHX